UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4539

                      (Investment Company Act File Number)


                   Federated Adjustable Rate Securities Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  08/31/07


               Date of Reporting Period:  Quarter ended 11/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED ADJUSTABLE RATE SECURITIES FUND
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                ADJUSTABLE RATE MORTGAGES--88.2%
                FEDERAL HOME LOAN MORTGAGE CORP. ARM--48.8%
  $ 14,011,021  5.353%, 12/1/2035                                                                                      $  14,078,848
       550,089  5.385%, 3/1/2030                                                                                             558,144
     4,980,919  5.554%, 4/1/2036                                                                                           5,016,836
     8,881,699  5.649%, 2/1/2036                                                                                           8,953,579
       337,013  5.872%, 9/1/2020                                                                                             340,668
       329,843  6.634%, 1/1/2023                                                                                             331,904
    12,357,563  6.636%, 7/1/2030                                                                                          12,511,513
     3,560,381  6.639%, 7/1/2030                                                                                           3,624,917
     5,917,395  6.702%, 7/1/2021                                                                                           6,000,658
       392,581  6.853%, 6/1/2032                                                                                             400,098
     2,165,381  6.907%, 2/1/2031                                                                                           2,197,312
       524,689  6.963%, 9/1/2032                                                                                             532,841
       929,376  6.965%, 9/1/2030                                                                                             942,414
       362,311  7.018%, 7/1/2026                                                                                             369,343
     1,188,216  7.359%, 4/1/2027                                                                                           1,220,757
                   TOTAL                                                                                                  57,079,832
                FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM--36.0%
     5,349,108  5.350%, 5/1/2036                                                                                           5,386,990
     6,697,171  5.470%, 5/1/2036                                                                                           6,754,124
     4,513,605  6.160%, 5/1/2040 - 9/1/2040                                                                                4,548,459
       567,831  6.408%, 2/1/2019                                                                                             579,524
     2,198,619  6.478%, 2/1/2025                                                                                           2,236,429
     2,396,024  6.569%, 5/1/2027                                                                                           2,425,977
       918,918  6.611%, 2/1/2021                                                                                             933,774
     3,773,594  6.752%, 1/1/2032                                                                                           3,835,198
     1,078,515  6.787%, 9/1/2021                                                                                           1,095,538
       469,036  6.856%, 2/1/2020                                                                                             477,178
     6,915,799  6.906%, 12/1/2032                                                                                          7,047,649
       810,435  6.930%, 9/1/2018                                                                                             827,399
       867,414  6.942%, 5/1/2018                                                                                             887,237
        68,509  6.975%, 10/1/2028                                                                                             69,579
     2,563,165  6.990%, 7/1/2027 - 4/1/2030                                                                                2,623,418
     1,549,220  7.065%, 11/1/2019                                                                                          1,581,047
       147,896  7.125%, 3/1/2029                                                                                             150,681
       601,347  7.219%, 10/1/2016 - 10/1/2033                                                                                613,142
                   TOTAL                                                                                                  42,073,343
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ARM--3.4%
       590,904  5.125%, 11/20/2023 - 10/20/2029                                                                              601,201
       112,100  5.250%, 1/20/2030                                                                                            113,747
     2,402,816  5.375%, 1/20/2022 - 5/20/2029                                                                              2,440,639
       769,088  5.750%, 7/20/2023 - 9/20/2023                                                                                780,821
                   TOTAL                                                                                                   3,936,408
                   TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $103,352,643)                                        103,089,583
                COLLATERALIZED MORTGAGE OBLIGATIONS--8.2%
                FEDERAL HOME LOAN MORTGAGE CORP. REMIC--1.2%
       667,005  REMIC 2451 FB, 5.870%, 3/15/2032                                                                             674,879
       672,857  REMIC 2396 FL, 5.920%, 12/15/2031                                                                            682,087
                   TOTAL                                                                                                   1,356,966
                FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--5.9%
     3,261,134  REMIC 2002-52 FG, 5.820%, 9/25/2032                                                                        3,301,748
       858,183  REMIC 2003-24 FA, 5.820%, 4/25/2033                                                                          869,145
       760,562  REMIC 2002-41 F, 5.870%, 7/25/2032                                                                           771,210
     1,944,594  REMIC 1995-17 B, 6.339%, 2/25/2025                                                                         1,987,837
                   TOTAL                                                                                                   6,929,940
                NON-AGENCY MORTGAGE--1.1%
     1,310,444  Residential Asset Securitization Trust 2003-A1, Class A2, 5.820%, 3/25/2033                                1,317,783
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,517,019)                                  9,604,689
                MORTGAGE-BACKED SECURITIES--0.1%
         9,856  Federal National Mortgage Association, 12.000%, 3/1/2013                                                      11,207
        38,693  Government National Mortgage Association, 8.500%, 1/15/2030                                                   41,954
                   TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $50,799)                                                 53,161
                REPURCHASE AGREEMENT--2.0%
     2,305,000  Interest in $2,000,000,000 joint repurchase agreement 5.320%, dated 11/30/2006 under which Credit          2,305,000
                Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,008,358. (AT COST)
                   TOTAL INVESTMENTS-98.5%                                                                               115,052,433
                    (IDENTIFIED COST $115,225,461)1
                   OTHER ASSETS AND LIABILITIES---NET---1.5%                                                               1,804,417
                   TOTAL NET ASSETS---100%                                                                             $ 116,856,850


1 At November 30, 2006, the cost of investments for federal tax purposes was $115,225,461. The net unrealized depreciation of investments for federal tax purposes was $173,028. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $464,056 and net unrealized depreciation from investments for those securities having an excess of cost over value of $637,084.



Note:          The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, valued at net asset value;

   {circle}for other fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the "Trustees").

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED ADJUSTABLE RATE SECURITIES FUND

BY          /S/ RICHARD A. NOVAK
                             (INSERT NAME AND TITLE)

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE

            J. Christopher Donahue, Principal Executive Officer
DATE        January 23, 2007


BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007